INCOME TAX EXPENSE - Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of the valuation allowance
Balance as of January 1	$ 5,007,139	$ 2,729,721
Addition	4,517,358	2,277,418
Balance as of December 31	$ 9,524,497	$ 5,007,139